Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. The process is in alignment with our strategic objectives and risk appetite.

We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, close monitoring on our corporate network. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes. Any cybersecurity incidents are closely monitored for their potential impact on our business strategy, operations, and financial condition.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board oversees the Company’s cybersecurity risks management and receives and reviews management reports on material cybersecurity risks and issues on an as-needed basis. The chief executive officer, the chief financial officer and the principal officer in charge of the cybersecurity matters, who has extensive knowledge and skills in cybersecurity management and security compliance, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in the periodic reports (including our annual reports on Form 20-F) of the Company.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board oversees the Company’s cybersecurity risks management and receives and reviews management reports on material cybersecurity risks and issues on an as-needed basis. The chief executive officer, the chief financial officer and the principal officer in charge of the cybersecurity matters, who has extensive knowledge and skills in cybersecurity management and security compliance, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in the periodic reports (including our annual reports on Form 20-F) of the Company.